Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Assets
Cash and cash equivalents		$ 12,708,722	$ 25,919,945
Restricted cash		8,952,747	12,777,148
Receivables from broker-dealers and clearing organizations		12,649,685	4,002,982
Receivables from customers		3,923,517	3,510,142
Loans receivable, net		13,810,305	4,654,635
Securities owned, at fair value		416,271	946,619
Foreign currency forward contracts		272,824	468,919
Fixed assets, net		445,704	458,503
Intangible asset, net		64,356	63,890
Right of use assets		261,359	59,689
Long-term investments		3,504,204	2,004,204
Available-for-sale investment		998,266	991,862
Income tax recoverable		78,680	78,111
Other assets		352,670	158,106
Total assets		60,096,745	57,642,843
Liabilities and shareholders’ equity
Payable to customers		19,349,833	10,256,270
Payable to holders of structured notes			6,139,179
Accrued expenses and other liabilities		566,853	651,663
Lease liabilities		263,546	64,826
Total liabilities		20,180,232	17,111,938
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital		28,933,883	28,903,950
Retained earnings		11,263,392	11,713,813
Accumulated other comprehensive loss		(317,790)	(123,875)
Total shareholders’ equity		39,916,513	40,530,905
Total liabilities and shareholders’ equity		60,096,745	57,642,843
Related Party
Assets
Loan receivable due from a related party, net		1,657,435	1,548,088
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	37,028	37,017
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).